Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The following table sets forth compensation actually paid to our NEOs, as disclosed in the Summary Compensation Table for the years ended December 31, 2022, 2021 and 2020. This table reflects the change in value of unvested equity awards over the course of a year:

					Value of $100 Initial Fixed Investment
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Average of S&P Small Cap 600 & S&P Small Cap Chemicals Indices(6)	Net Income ($ millions)(7)	Adjusted EBITDA ($ millions)(8)
2022	$4,690,597	$7,141,073	$840,821	$924,970	$97.00	$85.27	$106	$312.3
2021	$5,899,282	$4,780,304	$824,244	$567,016	$103.91	$106.83	$135	$268.4
2020	$2,882,368	$2,731,917	$622,172	$584,761	$92.28	$122.73	$18	$200.0

(1)	The dollar amounts reported in this column are the amounts of total compensation reported for Corning Painter (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Corning Painter, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Corning Painter during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following equity award adjustments were made to Corning Painter’s total compensation for each applicable year to determine the compensation actually paid. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards.

Year	Year End Fair Value of Equity Awards (+)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (+)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (+)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (+)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (-)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (+)	Total Equity Award Adjustments (+)
2022	$3,571,870	$1,486,773	$0	$136,924	$0	$0	$5,195,567
2021	$2,988,714	($511,568)	$0	$6,925	$0	$0	$2,484,070
2020	$2,015,610	($260,568)	$0	($85,125)	$0	$0	$1,669,917

(3)	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs (NEOs) as a group (excluding Corning Painter, who has served as our CEO since 2018) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Corning Painter included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Glajch, Hrivnak, Riveros, Quinones and Dr. Niewiem; (ii) for 2021, Messrs. Hrivnak, Riveros, Quinones, Crenshaw and Dr. Niewiem; and (iii) for 2020, Messrs. Riveros and Quinones, Crenshaw and Dr. Niewiem.
(4)	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Corning Painter), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Corning Painter) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following equity award adjustments were made to average total compensation for the NEOs as a group (excluding Corning Painter) for each year to determine the compensation actually paid, using the same methodology described above in Note 2. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards.

Year	Year End Fair Value of Equity Awards (+)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (+)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (+)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (+)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (-)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (+)	Total Equity Award Adjustments (+)
2022	$336,751	$49,259	$0	($3,579)	$0	$0	$382,430
2021	$132,268	($18,720)	$0	$5,446	($61,384)	$0	$57,610
2020	$162,505	($23,939)	$0	($29,213)	$0	$0	$109,353

(5)	Cumulative TSR, as reported in this column, is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)	Represents the average return of the S&P Small Cap 600 Index and S&P Small Cap Chemicals Index. The peer group used for this purpose is consistent with the peer group indicated in the Performance Graph in our Annual Report on Form 10-K for the year ended December 31,2022 filed with the SEC on February 24, 2023.
(7)	The dollar amounts reported in this column represent the amount of net income reflected in our audited financial statements for the applicable year.
(8)	“Adjusted EBITDA” is defined as income from operations before depreciation and amortization, share-based compensation, and non-recurring items (such as, restructuring expenses, consulting fees related to Company strategy, legal settlement gain, etc.) plus earnings in affiliated companies, net of tax.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

(3)	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs (NEOs) as a group (excluding Corning Painter, who has served as our CEO since 2018) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Corning Painter included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Glajch, Hrivnak, Riveros, Quinones and Dr. Niewiem; (ii) for 2021, Messrs. Hrivnak, Riveros, Quinones, Crenshaw and Dr. Niewiem; and (iii) for 2020, Messrs. Riveros and Quinones, Crenshaw and Dr. Niewiem.

Peer Group Issuers, Footnote [Text Block]
(6)	Represents the average return of the S&P Small Cap 600 Index and S&P Small Cap Chemicals Index. The peer group used for this purpose is consistent with the peer group indicated in the Performance Graph in our Annual Report on Form 10-K for the year ended December 31,2022 filed with the SEC on February 24, 2023.

PEO Total Compensation Amount	$ 4,690,597	$ 5,899,282	$ 2,882,368
PEO Actually Paid Compensation Amount	$ 7,141,073	4,780,304	2,731,917
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Corning Painter, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Corning Painter during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following equity award adjustments were made to Corning Painter’s total compensation for each applicable year to determine the compensation actually paid. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards.

Year	Year End Fair Value of Equity Awards (+)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (+)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (+)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (+)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (-)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (+)	Total Equity Award Adjustments (+)
2022	$3,571,870	$1,486,773	$0	$136,924	$0	$0	$5,195,567
2021	$2,988,714	($511,568)	$0	$6,925	$0	$0	$2,484,070
2020	$2,015,610	($260,568)	$0	($85,125)	$0	$0	$1,669,917

Non-PEO NEO Average Total Compensation Amount	$ 840,821	824,244	622,172
Non-PEO NEO Average Compensation Actually Paid Amount	$ 924,970	567,016	584,761
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Corning Painter), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Corning Painter) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following equity award adjustments were made to average total compensation for the NEOs as a group (excluding Corning Painter) for each year to determine the compensation actually paid, using the same methodology described above in Note 2. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards.

Year	Year End Fair Value of Equity Awards (+)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (+)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (+)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (+)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (-)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (+)	Total Equity Award Adjustments (+)
2022	$336,751	$49,259	$0	($3,579)	$0	$0	$382,430
2021	$132,268	($18,720)	$0	$5,446	($61,384)	$0	$57,610
2020	$162,505	($23,939)	$0	($29,213)	$0	$0	$109,353

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart illustrates the Compensation Actually Paid (CAP) for the CEO and the average CAP for our Non-PEO NEOs for each of the last three fiscal years against our TSR and the Peer TSR over that period of time:

Compensation Actually Paid vs. Net Income [Text Block]

The following chart illustrates the CAP for each CEO and the average CAP for our Non-PEO NEOs for each of the last three fiscal years against our net income and Adjusted EBITDA for each of those years:

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following chart illustrates the CAP for each CEO and the average CAP for our Non-PEO NEOs for each of the last three fiscal years against our net income and Adjusted EBITDA for each of those years:

Total Shareholder Return Vs Peer Group [Text Block]

The following chart illustrates the Compensation Actually Paid (CAP) for the CEO and the average CAP for our Non-PEO NEOs for each of the last three fiscal years against our TSR and the Peer TSR over that period of time:

Tabular List [Table Text Block]

Following is an unranked list of our financial performance measures we consider most important in linking the compensation actually paid to our NEOs for 2022 with our performance:

•	Adjusted EBITDA
•	Return on Capital Employed (ROCE)
•	Relative Total Shareholder Return (rTSR)

In addition to the financial performance measures listed above, we view the following non-financial measures as key performance-based components of our executive compensation program to further align the interests of our senior management team with the interests of our stockholders.

•	Safety performance
•	Sustainability ratings
•	Employee Engagement scores
•	Key Project execution

Total Shareholder Return Amount	$ 97	103.91	92.28
Peer Group Total Shareholder Return Amount	85.27	106.83	122.73
Net Income (Loss)	$ 106,000,000	$ 135,000,000	$ 18,000,000
Company Selected Measure Amount	312,300,000	268,400,000	200,000,000
PEO Name	Corning Painter	Corning Painter	Corning Painter
Additional 402(v) Disclosure [Text Block]

Valuation Methodology

In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs noted above were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP.

For market-based restricted stock units, fair values were estimated using a Monte Carlo simulation model. The range of estimates used in the fair value calculations are as follows: (i) for 2022, remaining performance period between 1.09 years-2.09 years, volatility between 45.54%-41.02%, dividend yield of 0.50%, and risk-free interest rate between 4.62%-4.31%; (ii) for 2021, remaining performance period between 1.00 years-2.09 years, volatility between 36.14%-62.15%, dividend yield of 0.45%, and risk-free interest rate between 0.39%-0.45%; (iii) for 2020, remaining performance period between 1.00 years-2.00 years, volatility between 80.21%-64.69%, dividend yield of 0.65%, and risk-free interest rate between 0.10%-0.13%. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

Remaining Performance Term, Minimum	1 year 1 month 2 days	1 year	1 year
Remaining Performance Term, Maximum	2 years 1 month 2 days	2 years 1 month 2 days	2 years
Volatility, Minimum	45.54%	36.14%	80.21%
Volatility, Maximum	41.02%	62.15%	64.69%
Dividend yield	0.50%	0.45%	0.65%
Risk Free Interest Rate, Minimum	4.62%	0.39%	0.10%
Risk Free Interest Rate, Maximum	4.31%	0.45%	0.13%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(8)	“Adjusted EBITDA” is defined as income from operations before depreciation and amortization, share-based compensation, and non-recurring items (such as, restructuring expenses, consulting fees related to Company strategy, legal settlement gain, etc.) plus earnings in affiliated companies, net of tax.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Capital Employed (ROCE)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (rTSR)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Safety performance
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Sustainability ratings
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Employee Engagement scores
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Key Project execution
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,195,567	$ 2,484,070	$ 1,669,917
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,571,870	2,988,714	2,015,610
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,486,773	(511,568)	(260,568)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	136,924	6,925	(85,125)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	382,430	57,610	109,353
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	336,751	132,268	162,505
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	49,259	(18,720)	(23,939)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,579)	5,446	(29,213)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(61,384)	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0